Commitments And Contingencies (Schedule Of Silzone Legal Accrual And Related Insurance Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Silzone legal accrual	$ 4	$ 22
Silzone insurance receivable	$ 3	$ 15